Guarantee Deposits (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Guarantee Deposits

	December 31, 2018	December 31, 2019
	NT$	NT$
	(In Millions)	(In Millions)
Capacity guarante e	$9,289.6	$1,499.4
Receivables guarantee	653.7	—
Others	245.7	230.5

	$10,189.0	$1,729.9

Current portion (classified under accrued expenses and other current liabilities)	$6,835.7	$1,553.0
Noncurrent portion	3,353.3	176.9

	$10,189.0	$1,729.9